Commitments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Recorded Unconditional Purchase Obligation [Line Items]
Restricted cash	$ 40
Contractual obligation, due in next twelve months		$ 8,653
Contractual obligation		14,743
Pre-clinical Research Study Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligation, due in next twelve months	1,800	1,800
Contractual obligation	$ 2,500	$ 3,000
Minimum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Operating and financing lease, lease term	2 years
Maximum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Operating and financing lease, lease term	11 years